INVENTORIES	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	Year ended December 31,
	2019	2020

Raw materials	709	631
Finished goods	904	749

	1,613	1,380